Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
MML Blue Chip Growth Fund | Initial Class
Prospectus [Line Items]
Average Annual Return, Percent		35.70%	13.93%	14.51%
MML Blue Chip Growth Fund | Service Class
Prospectus [Line Items]
Average Annual Return, Percent		35.38%	13.63%	14.22%
MML Blue Chip Growth Fund | Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	23.81%	13.86%	12.55%
MML Blue Chip Growth Fund | Russell 1000 Growth Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		33.36%	18.96%	16.78%
MML Equity Income Fund | Initial Class
Prospectus [Line Items]
Average Annual Return, Percent		11.67%	8.47%	8.26%
MML Equity Income Fund | Service Class
Prospectus [Line Items]
Average Annual Return, Percent		11.41%	8.20%	7.99%
MML Equity Income Fund | Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[2]	23.81%	13.86%	12.55%
MML Equity Income Fund | Russell 1000 Value Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		14.37%	8.68%	8.49%
MML Equity Index Fund | Class I
Prospectus [Line Items]
Average Annual Return, Percent		24.44%	14.06%	12.63%
MML Equity Index Fund | Class II
Prospectus [Line Items]
Average Annual Return, Percent		24.59%	14.22%	12.80%
MML Equity Index Fund | Class III
Prospectus [Line Items]
Average Annual Return, Percent		24.82%	14.40%	12.96%
MML Equity Index Fund | Service Class I
Prospectus [Line Items]
Average Annual Return, Percent		24.09%	13.76%	12.34%
MML Equity Index Fund | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		25.02%	14.53%	13.10%
MML Focused Equity Fund | Class II
Prospectus [Line Items]
Average Annual Return, Percent		10.09%	9.71%	10.62%
MML Focused Equity Fund | Service Class I
Prospectus [Line Items]
Average Annual Return, Percent		9.78%	9.42%	10.33%
MML Focused Equity Fund | S&P 500® Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		25.02%	14.53%	13.10%
MML Focused Equity Fund | Russell 1000 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[3]	24.51%	14.28%	12.87%
MML Foreign Fund | Initial Class
Prospectus [Line Items]
Average Annual Return, Percent		3.46%	4.23%	3.31%
MML Foreign Fund | Service Class
Prospectus [Line Items]
Average Annual Return, Percent		3.12%	3.95%	3.04%
MML Foreign Fund | MSCI EAFE Index (reflects no deduction for fees or expenses)
Prospectus [Line Items]
Average Annual Return, Percent		3.82%	4.73%	5.20%
MML Fundamental Equity Fund | Class II
Prospectus [Line Items]
Average Annual Return, Percent		23.71%	13.21%	13.43%
MML Fundamental Equity Fund | Service Class I
Prospectus [Line Items]
Average Annual Return, Percent		23.36%	12.91%	13.15%
MML Fundamental Equity Fund | S&P 500® Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		25.02%	14.53%	13.10%
MML Global Fund | Class I
Prospectus [Line Items]
Average Annual Return, Percent		5.60%	5.87%	7.55%
MML Global Fund | Class II
Prospectus [Line Items]
Average Annual Return, Percent		5.59%	5.87%	7.55%
MML Global Fund | Service Class I
Prospectus [Line Items]
Average Annual Return, Percent		5.46%	5.62%	7.29%
MML Global Fund | MSCI ACWI (reflects no deduction for fees or expenses)
Prospectus [Line Items]
Average Annual Return, Percent	[4]	17.49%	10.06%	9.23%
MML Global Fund | MSCI World Index (reflects no deduction for fees or expenses)
Prospectus [Line Items]
Average Annual Return, Percent		18.67%	11.17%	9.95%
MML Income & Growth Fund | Initial Class
Prospectus [Line Items]
Average Annual Return, Percent		14.90%	10.22%	9.34%
MML Income & Growth Fund | Service Class
Prospectus [Line Items]
Average Annual Return, Percent		14.55%	9.94%	9.06%
MML Income & Growth Fund | Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[5]	23.81%	13.86%	12.55%
MML Income & Growth Fund | Russell 1000 Value Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		14.37%	8.68%	8.49%
MML International Equity Fund | Class II
Prospectus [Line Items]
Average Annual Return, Percent		0.84%	3.62%	4.31%
MML International Equity Fund | Service Class I
Prospectus [Line Items]
Average Annual Return, Percent		0.66%	3.38%	4.05%
MML International Equity Fund | MSCI EAFE Index (reflects no deduction for fees or expenses)
Prospectus [Line Items]
Average Annual Return, Percent		3.82%	4.73%	5.20%
MML Large Cap Growth Fund | Initial Class
Prospectus [Line Items]
Average Annual Return, Percent		34.09%	18.12%	15.29%
MML Large Cap Growth Fund | Service Class
Prospectus [Line Items]
Average Annual Return, Percent		33.77%	17.85%	15.00%
MML Large Cap Growth Fund | Russell 1000 Growth Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		33.36%	18.96%	16.78%
MML Large Cap Growth Fund | S&P 500® Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[6]	25.02%	14.53%	13.10%
MML Managed Volatility Fund | Initial Class
Prospectus [Line Items]
Average Annual Return, Percent		14.85%	6.29%	5.36%
MML Managed Volatility Fund | Service Class
Prospectus [Line Items]
Average Annual Return, Percent		14.56%	6.03%	5.09%
MML Managed Volatility Fund | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		25.02%	14.53%	13.10%
MML Managed Volatility Fund | Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		1.25%	(0.33%)	1.35%
MML Mid Cap Growth Fund | Initial Class
Prospectus [Line Items]
Average Annual Return, Percent		11.16%	7.73%	10.20%
MML Mid Cap Growth Fund | Service Class
Prospectus [Line Items]
Average Annual Return, Percent		10.82%	7.46%	9.92%
MML Mid Cap Growth Fund | Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[7]	23.81%	13.86%	12.55%
MML Mid Cap Growth Fund | Russell Midcap Growth Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		22.10%	11.47%	11.54%
MML Mid Cap Value Fund | Initial Class
Prospectus [Line Items]
Average Annual Return, Percent		8.53%	7.31%	8.05%
MML Mid Cap Value Fund | Service Class
Prospectus [Line Items]
Average Annual Return, Percent		8.29%	7.05%	7.79%
MML Mid Cap Value Fund | Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[8]	23.81%	13.86%	12.55%
MML Mid Cap Value Fund | Russell Midcap Value Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		13.07%	8.59%	8.10%
MML Small Cap Growth Equity Fund | Initial Class
Prospectus [Line Items]
Average Annual Return, Percent		10.29%	7.58%	9.24%
MML Small Cap Growth Equity Fund | Service Class
Prospectus [Line Items]
Average Annual Return, Percent		10.01%	7.31%	8.97%
MML Small Cap Growth Equity Fund | Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[9]	23.81%	13.86%	12.55%
MML Small Cap Growth Equity Fund | Russell 2000 Growth Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		15.15%	6.86%	8.09%
MML Small Company Value Fund | Class II
Prospectus [Line Items]
Average Annual Return, Percent		7.18%	7.76%	8.32%
MML Small Company Value Fund | Service Class I
Prospectus [Line Items]
Average Annual Return, Percent		6.97%	7.50%	8.05%
MML Small Company Value Fund | Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[10]	23.81%	13.86%	12.55%
MML Small Company Value Fund | Russell 2000 Value Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		8.05%	7.29%	7.14%
MML Small/Mid Cap Value Fund | Initial Class
Prospectus [Line Items]
Average Annual Return, Percent		10.29%	9.15%	7.83%
MML Small/Mid Cap Value Fund | Service Class
Prospectus [Line Items]
Average Annual Return, Percent		9.89%	8.86%	7.55%
MML Small/Mid Cap Value Fund | Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[11]	23.81%	13.86%	12.55%
MML Small/Mid Cap Value Fund | Russell 2500 Value Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		10.98%	8.44%	7.81%
MML Sustainable Equity Fund | Initial Class
Prospectus [Line Items]
Average Annual Return, Percent		19.94%	12.53%	11.82%
MML Sustainable Equity Fund | Service Class
Prospectus [Line Items]
Average Annual Return, Percent		19.60%	12.24%	11.53%
MML Sustainable Equity Fund | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		25.02%	14.53%	13.10%
MML Total Return Bond Fund | Class II
Prospectus [Line Items]
Average Annual Return, Percent		0.47%	(0.58%)	1.13%
MML Total Return Bond Fund | Service Class I
Prospectus [Line Items]
Average Annual Return, Percent		0.26%	(0.81%)	0.88%
MML Total Return Bond Fund | Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		1.25%	(0.33%)	1.35%
MML Conservative Allocation Fund | Initial Class
Prospectus [Line Items]
Average Annual Return, Percent		6.61%	3.92%	4.52%
MML Conservative Allocation Fund | Service Class
Prospectus [Line Items]
Average Annual Return, Percent		6.41%	3.67%	4.27%
MML Conservative Allocation Fund | Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		1.25%	(0.33%)	1.35%
MML Conservative Allocation Fund | Custom MML Conservative Allocation Index (reflects no deduction for fees or expenses)
Prospectus [Line Items]
Average Annual Return, Percent	[12]	8.18%	4.66%	5.28%
MML Balanced Allocation Fund | Initial Class
Prospectus [Line Items]
Average Annual Return, Percent		7.70%	4.73%	5.18%
MML Balanced Allocation Fund | Service Class
Prospectus [Line Items]
Average Annual Return, Percent		7.37%	4.46%	4.91%
MML Balanced Allocation Fund | Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		23.81%	13.86%	12.55%
MML Balanced Allocation Fund | MSCI ACWI (reflects no deduction for fees or expenses)
Prospectus [Line Items]
Average Annual Return, Percent	[13]	17.49%	10.06%	9.23%
MML Balanced Allocation Fund | Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		1.25%	(0.33%)	1.35%
MML Balanced Allocation Fund | Custom MML Balanced Allocation Index (reflects no deduction for fees or expenses)
Prospectus [Line Items]
Average Annual Return, Percent	[14]	9.96%	5.86%	6.22%
MML Moderate Allocation Fund | Initial Class
Prospectus [Line Items]
Average Annual Return, Percent		8.87%	5.47%	5.82%
MML Moderate Allocation Fund | Service Class
Prospectus [Line Items]
Average Annual Return, Percent		8.58%	5.19%	5.55%
MML Moderate Allocation Fund | Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		23.81%	13.86%	12.55%
MML Moderate Allocation Fund | MSCI ACWI (reflects no deduction for fees or expenses)
Prospectus [Line Items]
Average Annual Return, Percent	[15]	17.49%	10.06%	9.23%
MML Moderate Allocation Fund | Custom MML Moderate Allocation Index (reflects no deduction for fees or expenses)
Prospectus [Line Items]
Average Annual Return, Percent	[16]	11.76%	7.03%	7.14%
MML Growth Allocation Fund | Initial Class
Prospectus [Line Items]
Average Annual Return, Percent		10.93%	7.04%	6.99%
MML Growth Allocation Fund | Service Class
Prospectus [Line Items]
Average Annual Return, Percent		10.50%	6.76%	6.72%
MML Growth Allocation Fund | Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		23.81%	13.86%	12.55%
MML Growth Allocation Fund | MSCI ACWI (reflects no deduction for fees or expenses)
Prospectus [Line Items]
Average Annual Return, Percent	[17]	17.49%	10.06%	9.23%
MML Growth Allocation Fund | Custom MML Growth Allocation Index (reflects no deduction for fees or expenses)
Prospectus [Line Items]
Average Annual Return, Percent	[18]	14.48%	8.73%	8.48%
MML Aggressive Allocation Fund | Initial Class
Prospectus [Line Items]
Average Annual Return, Percent		12.74%	8.20%	8.00%
MML Aggressive Allocation Fund | Service Class
Prospectus [Line Items]
Average Annual Return, Percent		12.54%	7.95%	7.73%
MML Aggressive Allocation Fund | Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		23.81%	13.86%	12.55%
MML Aggressive Allocation Fund | MSCI ACWI (reflects no deduction for fees or expenses)
Prospectus [Line Items]
Average Annual Return, Percent	[19]	17.49%	10.06%	9.23%
MML Aggressive Allocation Fund | Custom MML Aggressive Allocation Index (reflects no deduction for fees or expenses)
Prospectus [Line Items]
Average Annual Return, Percent	[20]	17.25%	10.37%	9.78%
MML American Funds Growth Fund | Service Class I
Prospectus [Line Items]
Average Annual Return, Percent		31.11%	18.33%	16.10%
MML American Funds Growth Fund | Russell 1000 Growth Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		33.36%	18.96%	16.78%
MML American Funds Growth Fund | S&P 500® Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		25.02%	14.53%	13.10%
MML American Funds Core Allocation Fund | Service Class I
Prospectus [Line Items]
Average Annual Return, Percent		11.87%	6.78%	6.81%
MML American Funds Core Allocation Fund | S&P 500® Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		25.02%	14.53%	13.10%
MML American Funds Core Allocation Fund | MSCI ACWI (reflects no deduction for fees or expenses)
Prospectus [Line Items]
Average Annual Return, Percent	[21]	17.49%	10.06%	9.23%
MML American Funds Core Allocation Fund | Custom MML Core Allocation Index (reflects no deduction for fees or expenses)
Prospectus [Line Items]
Average Annual Return, Percent	[22]	14.41%	8.52%	8.34%

[1]	Effective July 24, 2024, the Russell 3000 Index replaced the Russell 1000 Growth Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Russell 1000 Growth Index as a supplemental benchmark that MML Advisers believes more closely reflects the market segments in which the Fund invests.
[2]	Effective July 24, 2024, the Russell 3000 Index replaced the Russell 1000 Value Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Russell 1000 Value Index as a supplemental benchmark that MML Advisers believes more closely reflects the market segments in which the Fund invests.
[3]	Effective July 24, 2024, the S&P 500 Index replaced the Russell 1000 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Russell 1000 Index as a supplemental benchmark that MML Advisers believes more closely reflects the market segments in which the Fund invests.
[4]	Effective July 24, 2024, the MSCI ACWI replaced the MSCI World Index as a broad measure of market performance in accordance with new regulatory disclosure requirements.
[5]	Effective July 24, 2024, the Russell 3000 Index replaced the Russell 1000 Value Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Russell 1000 Value Index as a supplemental benchmark that MML Advisers believes more closely reflects the market segments in which the Fund invests.
[6]	Effective July 24, 2024, the S&P 500 Index replaced the Russell 1000 Growth Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Russell 1000 Growth Index as a supplemental benchmark that MML Advisers believes more closely reflects the market segments in which the Fund invests.
[7]	Effective July 24, 2024, the Russell 3000 Index replaced the Russell Midcap Growth Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Russell Midcap Growth Index as a supplemental benchmark that MML Advisers believes more closely reflects the market segments in which the Fund invests.
[8]	Effective July 24, 2024, the Russell 3000 Index replaced the Russell Midcap Value Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Russell Midcap Value Index as a supplemental benchmark that MML Advisers believes more closely reflects the market segments in which the Fund invests.
[9]	Effective July 24, 2024, the Russell 3000 Index replaced the Russell 2000 Growth Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Russell 2000 Growth Index as a supplemental benchmark that MML Advisers believes more closely reflects the market segments in which the Fund invests.
[10]	Effective July 24, 2024, the Russell 3000 Index replaced the Russell 2000 Value Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Russell 2000 Value Index as a supplemental benchmark that MML Advisers believes more closely reflects the market segments in which the Fund invests.
[11]	Effective July 24, 2024, the Russell 3000 Index replaced the Russell 2500 Value Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Russell 2500 Value Index as a supplemental benchmark that MML Advisers believes more closely reflects the market segments in which the Fund invests.
[12]	The Custom MML Conservative Allocation Index is a hypothetical custom index which comprises the Bloomberg U.S. Aggregate Bond Index (60%), Russell 3000® Index (30%), and MSCI ACWI ex USA (10%).
[13]	Effective July 24, 2024, the MSCI ACWI replaced the Russell 3000 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements.
[14]	The Custom MML Balanced Allocation Index is a hypothetical custom index which comprises the Bloomberg U.S. Aggregate Bond Index (50%), Russell 3000 Index (37.5%), and MSCI ACWI ex USA (12.5%).
[15]	Effective July 24, 2024, the MSCI ACWI replaced the Russell 3000 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements.
[16]	The Custom MML Moderate Allocation Index is a hypothetical custom index which comprises the Bloomberg U.S. Aggregate Bond Index (40%), Russell 3000 Index (45%), and MSCI ACWI ex USA (15%).
[17]	Effective July 24, 2024, the MSCI ACWI replaced the Russell 3000 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements.
[18]	The Custom MML Growth Allocation Index is a hypothetical custom index which comprises the Bloomberg U.S. Aggregate Bond Index (25%), Russell 3000 Index (56.25%), and MSCI ACWI ex USA (18.75%).
[19]	Effective July 24, 2024, the MSCI ACWI replaced the Russell 3000 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements.
[20]	The Custom MML Aggressive Allocation Index is a hypothetical custom index which comprises the Bloomberg U.S. Aggregate Bond Index (10%), Russell 3000 Index (67.5%), and MSCI ACWI ex USA (22.5%).
[21]	Effective July 24, 2024, the MSCI ACWI replaced the S&P 500 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements.
[22]	The Custom MML Core Allocation Index is a hypothetical custom index which comprises the S&P 500 Index (55%), Bloomberg U.S. Aggregate Bond Index (35%), and MSCI ACWI ex USA (10%).